Taxes on Income - Schedule of Statutory Tax Rate and Effective Tax Rate Recognition of Valuation Allowance (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Effective Income Tax Rate Reconciliation [Line Items]
IL statutory tax rate, amount	$ 1,911
IL statutory tax rate, percentage	23.00%
Non-taxable or non-deductible items:
Share-based compensation, amount	$ (28)
Share-based compensation, percentage
Changes in valuation allowance, amount	$ (1,875)
Changes in valuation allowance, percentage
Total income taxes, amount
Total income taxes, percentage
U.S. and Israel [Member]
Foreign tax effects:
Statutory tax rate difference, amount	$ (10)
Statutory tax rate difference, percentage	(2.00%)
Poland and Israel [Member]
Foreign tax effects:
Statutory tax rate difference, amount	$ 2
Statutory tax rate difference, percentage	(4.00%)